SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended									6 Months Ended		2 Months Ended	6 Months Ended
	Jun. 30, 2014	May 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	May 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 08, 2014 Cantor Sales Agreement [Member]	Jun. 30, 2014 Cantor Sales Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued												408,508
Proceeds from stock issuance										$ 2,956,000	$ 2,864,000	$ 1,807,000
Issuance expenses	$ 45,000	$ 8,000	$ 9,000	$ 33,000	$ 34,000	$ 24,000	$ 300	$ 11,000	$ 144,000			$ 54,000	$ 95,000